AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Available For Sale Securities (Tables) [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The fair values and corresponding amortized cost of available-for-sale securities as of December 31

	12/31/2010				12/31/2009
		Unrealized				Unrealized
	Amortized cost	Gains	Losses	Fair value	Amortized cost	Gains	Losses	Fair value
Investment funds	758	14	(2)	770	1,247	13	(1)	1,259
Brazilian federal government securities	10,681	268	(106)	10,843	14,324	140	(21)	14,443
Brazilian government external debt securities	4,965	202	(449)	4,718	2,060	197	(277)	1,980
Government debt securities – other countries	4,737	4	(182)	4,559	7,261	25	(43)	7,243
Portugal	-	-	-	-	26	-	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	212	1	-	213
Denmark	2,109	-	(93)	2,016	1,995	6	(30)	1,971
Spain	777	-	(43)	734	1,090	3	-	1,093
Korea	262	-	(26)	236	1,750	12	(5)	1,757
Chile	454	1	(2)	453	1,278	3	(7)	1,274
Paraguay	272	2	(18)	256	417	-	-	417
Uruguay	184	1	-	185	476	-	(1)	475
Corporate debt securities	22,179	460	(266)	22,373	14,852	251	(137)	14,966
Marketable equity securities	647	748	(22)	1,373	893	869	(390)	1,372
TOTAL	43,967	1,696	(1,027)	44,636	40,637	1,495	(869)	41,263

Reclassification Of Other Comprehensive Income On Available For Sale Securities [Table Text Block]
The amounts reclassified from Other Accumulated Comprehensive Income on Available for sale securities

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gross realized gains during the year upon sale of the securities	277	384	131
Gross realized losses during the year upon sale of the securities	(57)	(173)	(245)
Other-than temporary impairment losses (Note 24b)	(20)	(56)	(53)
Realized gain upon exchange of shares of Bovespa Holding S.A. (Note 24a)	-	-	424
TOTAL	200	155	257

Amortized Cost and Fair Value Of Available For Sale Securities By Maturity [Table Text Block]
The amortized cost and fair value of available-for-sale securities, by maturity

	12/31/2010
	Amortized cost	Fair value
Due within one year	14,378	13,647
From 1 to 5 years	11,816	11,992
From 5 to 10 years	7,252	7,416
After 10 years	5,810	6,081
No stated maturity	4,711	5,500
TOTAL	43,967	44,636